Changes in fair value of loans and loan commitments attributable to movements in couterparty credit risk (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1],[2]
Loans [Member]
Changes in fair value of loans and loan commitments attributable to movements in couterparty credit risk [line items]
Notional value of loans and loan commitments exposed to credit risk		€ 2,865
Annual change in the fair value reflected in the Statement of Income		7
Cumulative change in the fair value		10	[3]
Notional of credit derivatives used to mitigate credit risk		536
Annual change in the fair value reflected in the Statement of Income		0
Cumulative change in the fair value		1	[3]
Loan commitments [Member]
Changes in fair value of loans and loan commitments attributable to movements in couterparty credit risk [line items]
Notional value of loans and loan commitments exposed to credit risk		1,973
Annual change in the fair value reflected in the Statement of Income		14
Cumulative change in the fair value		30	[3]
Notional of credit derivatives used to mitigate credit risk		4,728
Annual change in the fair value reflected in the Statement of Income		(42)
Cumulative change in the fair value		€ (46)	[3]

[1]	Determined using valuation models that exclude the fair value impact associated with market risk.
[2]	Where the loans are over-collateralized there is no material movement in valuation during the year or cumulatively due to movements in counterparty credit risk.
[3]	Changes are attributable to loans and loan commitments held at reporting date, which may differ from those held in prior periods. No adjustments are made to prior year to reflect differences in the underlying population.